Investment Portfolioas of March 31, 2023 (Unaudited)
DWS Core Equity VIP
	Shares	Value ($)

Common Stocks 99.2%
Communication Services 7.7%
Entertainment 0.8%
Spotify Technology SA*	6,076	811,875
Interactive Media & Services 5.8%
Alphabet, Inc. "A"*	16,079	1,667,875
Alphabet, Inc. "C"*	25,427	2,644,408
Match Group, Inc.*	7,598	291,687
Meta Platforms, Inc. "A"*	6,023	1,276,514
		5,880,484
Wireless Telecommunication Services 1.1%
T-Mobile U.S., Inc.*	7,770	1,125,407
Consumer Discretionary 11.4%
Automobile Components 1.6%
BorgWarner, Inc.	8,834	433,838
Lear Corp.	8,309	1,159,022
		1,592,860
Automobiles 0.3%
Tesla, Inc.*	1,574	326,542
Broadline Retail 2.1%
Amazon.com, Inc.*	17,675	1,825,651
Macy's, Inc.	18,221	318,685
		2,144,336
Distributors 0.4%
Genuine Parts Co.	2,703	452,239
Diversified Consumer Services 0.3%
ADT, Inc.	35,602	257,402
Hotels, Restaurants & Leisure 1.6%
Hyatt Hotels Corp. "A"*	6,038	674,988
Wendy's Co.	45,875	999,158
		1,674,146
Specialty Retail 2.3%
Bath & Body Works, Inc.	12,341	451,434
Five Below, Inc.*	4,760	980,417
RH*	3,531	859,975
		2,291,826
Textiles, Apparel & Luxury Goods 2.8%
Lululemon Athletica, Inc.*	980	356,906
NIKE, Inc. "B"	9,588	1,175,873
PVH Corp.	14,169	1,263,308
		2,796,087

Consumer Staples 7.2%
Beverages 3.7%
Coca-Cola Co.	24,111	1,495,605
Constellation Brands, Inc. "A"	5,283	1,193,377
PepsiCo, Inc.	5,738	1,046,038
		3,735,020
Consumer Staples Distribution & Retail 0.5%
Kroger Co.	10,990	542,576
Household Products 1.2%
Church & Dwight Co., Inc.	13,118	1,159,762
Personal Products 1.3%
Coty, Inc. "A"*	107,065	1,291,204
Tobacco 0.5%
Philip Morris International, Inc.	5,597	544,308
Energy 5.0%
Energy Equipment & Services 0.4%
Schlumberger NV	7,893	387,546
Oil, Gas & Consumable Fuels 4.6%
Cheniere Energy, Inc.	7,396	1,165,610
Devon Energy Corp.	18,311	926,720
HF Sinclair Corp.	19,446	940,797
Occidental Petroleum Corp.	9,318	581,723
Valero Energy Corp.	7,497	1,046,581
		4,661,431
Financials 12.8%
Banks 4.5%
Bank of America Corp.	20,757	593,650
Huntington Bancshares, Inc.	63,972	716,487
JPMorgan Chase & Co.	18,184	2,369,557
Wells Fargo & Co.	24,561	918,090
		4,597,784
Capital Markets 3.8%
Ameriprise Financial, Inc.	3,563	1,092,060
LPL Financial Holdings, Inc.	5,480	1,109,152
MSCI, Inc.	2,284	1,278,332
S&P Global, Inc.	1,211	417,516
		3,897,060
Financial Services 3.2%
Apollo Global Management, Inc.	8,003	505,470
Mastercard, Inc. "A"	1,120	407,019
PayPal Holdings, Inc.*	2,792	212,024
Visa, Inc. "A"	9,343	2,106,473
		3,230,986
Insurance 1.3%
Marsh & McLennan Companies, Inc.	1,433	238,666
MetLife, Inc.	17,897	1,036,952
		1,275,618

Health Care 12.3%
Biotechnology 4.4%
AbbVie, Inc.	8,424	1,342,533
Amgen, Inc.	5,744	1,388,612
Biogen, Inc.*	914	254,120
Gilead Sciences, Inc.	3,427	284,338
Moderna, Inc.*	7,807	1,198,999
		4,468,602
Health Care Equipment & Supplies 1.0%
Becton, Dickinson & Co.	2,078	514,388
Stryker Corp.	1,920	548,103
		1,062,491
Health Care Providers & Services 4.6%
Centene Corp.*	18,796	1,188,095
Cigna Group	3,267	834,816
CVS Health Corp.	5,377	399,565
Elevance Health, Inc.	3,151	1,448,861
McKesson Corp.	2,193	780,818
		4,652,155
Pharmaceuticals 2.3%
Bristol-Myers Squibb Co.	17,139	1,187,904
Johnson & Johnson	7,095	1,099,725
		2,287,629
Industrials 8.8%
Aerospace & Defense 3.4%
General Dynamics Corp.	4,521	1,031,737
L3Harris Technologies, Inc.	2,171	426,037
Lockheed Martin Corp.	1,049	495,894
Northrop Grumman Corp.	3,237	1,494,588
		3,448,256
Building Products 1.1%
Owens Corning	11,103	1,063,667
Commercial Services & Supplies 1.6%
Waste Management, Inc.	9,728	1,587,318
Electrical Equipment 0.4%
Emerson Electric Co.	4,813	419,405
Ground Transportation 0.6%
J.B. Hunt Transport Services, Inc.	3,485	611,478
Industrial Conglomerates 0.2%
3M Co.	2,335	245,432
Machinery 1.1%
Caterpillar, Inc.	2,999	686,291
Cummins, Inc.	1,972	471,072
		1,157,363
Professional Services 0.4%
Verisk Analytics, Inc.	1,904	365,301

Information Technology 25.1%
Communications Equipment 0.6%
Cisco Systems, Inc.	11,952	624,791
IT Services 0.5%
Accenture PLC "A"	1,630	465,870
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc.*	8,814	863,860
Intel Corp.	8,889	290,404
Lam Research Corp.	1,165	617,590
NVIDIA Corp.	2,861	794,700
QUALCOMM, Inc.	12,090	1,542,442
		4,108,996
Software 11.4%
Adobe, Inc.*	1,215	468,224
Microsoft Corp.	24,994	7,205,770
Oracle Corp.	27,017	2,510,420
Salesforce, Inc.*	3,366	672,459
Synopsys, Inc.*	1,775	685,594
		11,542,467
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc.	52,848	8,714,635
Materials 3.0%
Chemicals 1.1%
Corteva, Inc.	4,118	248,357
DuPont de Nemours, Inc.	4,409	316,434
Linde PLC	1,601	569,059
		1,133,850
Metals & Mining 1.9%
Cleveland-Cliffs, Inc.*	62,593	1,147,330
United States Steel Corp.	29,294	764,573
		1,911,903
Real Estate 3.2%
Industrial REITs 1.2%
Prologis, Inc.	9,505	1,185,939
Residential REITs 0.8%
AvalonBay Communities, Inc.	5,106	858,114
Specialized REITs 1.2%
Iron Mountain, Inc.	23,295	1,232,539
Utilities 2.7%
Electric Utilities 1.5%
FirstEnergy Corp.	10,561	423,074
NextEra Energy, Inc.	9,548	735,960
NRG Energy, Inc.	10,612	363,885
		1,522,919
Multi-Utilities 0.3%
Public Service Enterprise Group, Inc.	3,942	246,178

Water Utilities 0.9%
American Water Works Co., Inc.	6,488	950,427
Total Common Stocks (Cost $64,953,172)		100,544,224

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.78% (a) (Cost $865,626)	865,626	865,626

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $65,818,798)	100.0	101,409,850
Other Assets and Liabilities, Net	(0.0)	(41,277)
Net Assets	100.0	101,368,573
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.78% (a)
1,108,909	1,815,897	2,059,180	—	—	5,868	—	865,626	865,626

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$100,544,224	$—	$—	$100,544,224
Short-Term Investments	865,626	—	—	865,626
Total	$101,409,850	$—	$—	$101,409,850

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1coreq-PH1
R-080548-2 (1/25)